Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent accounting pronouncements	Change in accounting policy
Change in accounting policy for determining net periodic pension cost (income)

Effective January 1, 2022, CN elected to change its accounting methodology for determining the market-related value of assets for the Company’s defined benefit pension plans. The new accounting method changes the calculation of market-related value of pension plan assets used to determine net periodic benefit cost but has no impact on the annual funded status of the plans. The Company's previous methodology calculated market-related value for pensions whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments were recognized over a period of five years. The Company's new methodology will apply a corridor approach so that the market-related value does not result in a value that deviates excessively from its fair value. Specifically, the market-related value will not exceed 110% or be less than 90% of the fair value. This change establishes a corridor approach whereby the amount causing the market-related value to be outside of the 10% corridor will be recognized immediately in the market-related value of assets and will not be subject to the five-year period of recognition. There is no change in the recognition approach for investment income.
CN considers the use of a calculated value with a corridor approach preferable to the previous calculated value approach as it results in a more current reflection of impacts of changes in value of these plan assets in the determination of net periodic benefit cost. The new accounting method to calculate the market-related value for pensions also aligns with the prevailing guidance issued by the Office of the Superintendent of Financial Institutions (OSFI) for the preparation of actuarial valuations for funding purposes for all registered Canadian defined benefit pension plans, whereby the Company adopted and applied the updated OSFI guidance starting with the December 31, 2021 funding valuations that were filed during the second quarter of 2022.
The change in accounting method was applied retrospectively to all periods presented within CN’s financial statements. The change did not impact Operating income or Net cash provided by operating activities but did impact the previously reported portion of Other components of net periodic benefit cost (income) for defined benefit pension plans along with related consolidated income items such as Net income and Earnings per share. Other impacts included related changes to previously reported consolidated Other comprehensive income (loss), Retained earnings, Accumulated other comprehensive income (loss), and associated line items within the determination of Net cash provided (used) by operating activities.

The election of this change impacted previously reported amounts included herein as indicated in the tables below:

Consolidated Statements of Income

	Year ended December 31, 2021		Year ended December 31, 2020
In millions, except per share data	Under prior method	As restated	Under prior method	As restated
Other components of net periodic benefit income	$398	$407	$315	$292
Income before income taxes	$6,333	$6,342	$4,544	$4,521
Income tax expense	$(1,441)	$(1,443)	$(982)	$(976)
Net income	$4,892	$4,899	$3,562	$3,545

Earnings per share:
Basic	$6.90	$6.91	$5.01	$4.98
Diluted	$6.89	$6.90	$5.00	$4.97
Consolidated Statements of Other Comprehensive Income

	Year ended December 31, 2021		Year ended December 31, 2020
In millions	Under prior method	As restated	Under prior method	As restated
Net income	$4,892	$4,899	$3,562	$3,545
Net change in pension and other postretirement benefit plans	$2,075	$2,066	$160	$183
Other comprehensive income before income taxes	$2,023	$2,014	$78	$101
Income tax expense	$(546)	$(544)	$(67)	$(73)
Other comprehensive loss	$1,477	$1,470	$11	$28

Consolidated Balance Sheets

	As at December 31, 2021
In millions	Under prior method	As restated
Accumulated other comprehensive loss	$(1,995)	$(2,241)
Retained earnings	$20,741	$20,987

Consolidated Statements of Changes in Shareholders' Equity

	Under prior method			As restated
In millions	Accumulated other comprehensive loss	Retained earnings	Total shareholders' equity	Accumulated other comprehensive loss	Retained earnings	Total shareholders' equity
Balance at December 31, 2019 (1)	$(3,483)	$17,634	$18,041	$(3,739)	$17,890	$18,041
Net income		$3,562	$3,562		$3,545	$3,545
Other comprehensive income	$11		$11	$28		$28
Balance at December 31, 2020	$(3,472)	$19,161	$19,651	$(3,711)	$19,400	$19,651
Net income		$4,892	$4,892		$4,899	$4,899
Other comprehensive loss	$1,477		$1,477	$1,470		$1,470
Balance at December 31, 2021	$(1,995)	$20,741	$22,744	$(2,241)	$20,987	$22,744
(1)The cumulative adjustment as at December 31, 2019, the beginning of the earliest period presented in the consolidated financial statements included herein, was a $256 million increase to each of Retained earnings and Accumulated other comprehensive loss.

Consolidated Statements of Cash Flows

	Year ended December 31, 2021		Year ended December 31, 2020
In millions	Under prior method	As restated	Under prior method	As restated
Net income	$4,892	$4,899	$3,562	$3,545
Pension income and funding	$(305)	$(314)	$(234)	$(211)
Deferred income taxes	$511	$513	$487	$481
Recent accounting pronouncements
The following recent Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board (FASB) came into effect during the current year and has been adopted by the Company:

ASU 2021-10 Disclosures by business entities about government assistance (Topic 832)
The ASU will increase the transparency of government assistance including the disclosure of types of assistance, an entity’s accounting for the assistance, and the effect of the assistance on an entity’s financial statements.
The Company adopted this standard in the fourth quarter of 2022 with an effective date of January 1, 2022. The adoption of this standard has been applied to existing government assistance transactions. See Note 12 – Properties for additional information.

The following recent ASUs issued by the FASB were issued in 2020, were amended in 2021 as well as in 2022 and have not been adopted by the Company:

ASU 2020-04 and ASU 2022-06 Reference rate reform (Topic 848): Facilitation of the effects of reference rate reform on financial reporting and related amendments
USD London Interbank Offered Rate (LIBOR) and Canadian Dollar Offered Rate (CDOR) are benchmark interest rates referenced in a variety of agreements. The publication of certain LIBOR and CDOR rates were discontinued in January 2022 and May 2021, respectively, and the remaining rates are expected to be discontinued on June 30, 2023 and June 30, 2024, respectively. The recommended alternative reference rates for LIBOR and CDOR are the Secured Overnight Financing Rate (SOFR) and Canadian Overnight Repo Rate Average (CORRA), respectively.
The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to transactions affected by reference rate reform if certain criteria are met. These transactions include contract modifications, hedging relationships, and sale or transfer of debt securities classified as held-to-maturity.
The ASU was effective starting on March 12, 2020, and is available to be adopted on a prospective basis no later than December 31, 2024, following the amendments of ASU 2022-06. The Company has a non-revolving credit facility that references LIBOR and CDOR for which the alternative reference rate is expected to be SOFR and CORRA, respectively. As at December 31, 2022, the Company has equipment loans made under the non-revolving credit facility referencing LIBOR with outstanding borrowings of US$542 million (see Note 16 – Debt). The equipment loans will be impacted by the discontinuance of the remaining LIBOR rates and the Company has fallback language that allows for the succession of LIBOR to SOFR.
The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements and related disclosures, and whether it will elect to apply any of the optional expedients and exceptions provided in the ASU.
Other recently issued ASUs required to be applied on or after December 31, 2022 have been evaluated by the Company and are not expected to have a significant impact on the Company's Consolidated Financial Statements.